UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-Q

                   QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:                          811-07412

Exact name of registrant as specified in charter:            Delaware Investments Arizona Municipal Income
                                                             Fund, Inc.

Address of principal executive offices:                      2005 Market Street
                                                             Philadelphia, PA 19103

Name and address of agent for service:                       David F. Connor, Esq.
                                                             2005 Market Street
                                                             Philadelphia, PA 19103

Registrant's telephone number, including area code:          (800) 523-1918

Date of fiscal year end:                                     March 31

Date of reporting period:                                    December 31, 2005

Item 1.  Schedule of Investments.

Schedule of Investments (Unaudited)

Delaware Investments Arizona Municipal Income Fund, Inc.
--------------------------------------------------------

December 31, 2005

                                                                                                      Principal          Market
                                                                                                      Amount             Value
Municipal Bonds - 153.64%
Airport Revenue Bonds - 6.97%
Phoenix Civic Improvement Corporation Airport Revenue
   Senior Lien Series A 5.00% 7/1/25 (FSA)                                                            $1,000,000         $1,026,510
   Series B 5.25% 7/1/27 (FGIC) (AMT)                                                                  2,000,000          2,082,620
                                                                                                                          ---------
                                                                                                                          3,109,130
                                                                                                                          ---------
Convention Center/Auditorium/Hotel Revenue Bonds - 2.33%
Arizona Tourism & Sports Authority Tax Revenue Multipurpose Stadium Facilities
   Series A 5.00% 7/1/31 (MBIA)                                                                        1,000,000          1,040,910
                                                                                                                          ---------
                                                                                                                          1,040,910
                                                                                                                          ---------
Dedicated Tax & Fees Revenue Bonds - 27.92%
Glendale Municipal Property Corporation 5.00% 7/1/33 (AMBAC)                                           3,000,000          3,116,880
Puerto Rico Commonwealth Highway & Transportation Authority Transportation
   Refunding Series D 5.00% 7/1/32 (FSA)                                                               8,500,000          8,822,234
San Luis Civic Improvement Corporation Municipal Facilities Excise Tax Revenue 5.00% 7/1/38 (XLCA)       500,000            520,925
                                                                                                                            -------
                                                                                                                         12,460,039
                                                                                                                         ----------
Electric/Gas Revenue Bonds - 3.49%
Salt River Project Agricultural Improvement & Power District Electric System Revenue
   (Salt River Project) Series A 5.00% 1/1/31                                                          1,500,000          1,558,770
                                                                                                                          ---------
                                                                                                                          1,558,770
                                                                                                                          ---------
Escrowed to Maturity Bonds - 10.89%
Puerto Rico Commonwealth Infrastructure Financing Series A 5.50% 10/1/40                               4,500,000          4,860,000
                                                                                                                          ---------
                                                                                                                          4,860,000
                                                                                                                          ---------
Higher Education Revenue Bonds - 8.33%
Arizona State University Certificates of Participation (Research Infrastructure Project)
   5.00% 9/1/30 (AMBAC)                                                                                1,000,000          1,044,630
Northern Arizona University Certificates of Participation (Northern Arizona University
   Research Project) 5.00% 9/1/30 (AMBAC)                                                              1,000,000          1,045,580
South Campus Group Student Housing Revenue (Arizona State University South
   Campus Project) 5.625% 9/1/35 (MBIA)                                                                1,000,000          1,099,080
University of Arizona Certificates of Participation (University of Arizona Project)
   Series B 5.125% 6/1/22 (AMBAC)                                                                        500,000            529,230
                                                                                                                            -------
                                                                                                                          3,718,520
                                                                                                                          ---------
Hospital Revenue Bonds - 19.40%
Maricopa County Industrial Development Authority
   (Catholic Healthcare West) Series A 5.50% 7/1/26                                                      430,000            454,966
   (Mayo Clinic Hospital) 5.25% 11/15/37                                                               2,000,000          2,085,320
Mohave County Industrial Development Authority (Chris/Silver Ridge) 6.375% 11/1/31 (GNMA)                260,000            269,477
Scottsdale Industrial Development Authority Hospital Revenue (Scottsdale Healthcare) 5.80% 12/1/31     1,000,000          1,073,950
Show Low Industrial Development Authority Hospital Revenue (Navapache Regional
   Medical Center) Series A 5.50% 12/1/17 (ACA)                                                        1,600,000          1,661,344
University Medical Center Corporation Arizona Hospital Revenue 5.00% 7/1/33                            1,000,000          1,006,540
Yavapai County Industrial Development Authority (Yavapai Regional Medical Center)
   5.25% 8/1/21 (RADIAN)                                                                               2,000,000          2,104,620
                                                                                                                          ---------
                                                                                                                          8,656,217
                                                                                                                          ---------
Municipal Lease Revenue Bonds - 10.77%
Greater Arizona Development Authority Infrastructure Revenue Series A 5.00% 8/1/22 (MBIA)                500,000            531,890
Nogales Development Authority 5.00% 6/1/30 (AMBAC)                                                       500,000            520,760
Phoenix Civic Improvement Corporation Excise Tax Senior Lien (Municipal Courthouse
   Project) Series A 5.25% 7/1/24                                                                      1,000,000          1,060,300
Prescott Valley Property Corporation 5.00% 1/1/27 (FGIC)                                                 500,000            520,205
Tucson Certificates of Participation 5.60% 7/1/11                                                      1,100,000          1,132,142
Yuma Municipal Property Corporation 5.00% 7/1/25 (AMBAC)                                               1,000,000          1,039,160
                                                                                                                          ---------
                                                                                                                          4,804,457
                                                                                                                          ---------
ss.Pre-Refunded Bonds - 26.41%
Arizona School Facilities Board Certificates of Participation Series B 5.25% 9/1/19-14 (FSA)           1,000,000          1,108,920
Arizona School Facilities Board Revenue (State School Improvement) Series 2001 5.00% 7/1/19-11         2,000,000          2,145,360
Arizona State Transportation Board Highway Revenue Refunding 5.75% 7/1/18-09                           2,350,000          2,536,167
Arizona Water Infrastructure Finance Authority Revenue Water Quality Series A 5.05% 10/1/20-11         1,500,000          1,616,475
Eagle Mountain Community Facilities District Series A 6.40% 7/1/17-06 (Assured Gty)                    1,500,000          1,538,400
Oro Valley Municipal Property Corporation Excise Tax 5.00% 7/1/20-11 (FGIC)                            1,000,000          1,056,760
Puerto Rico Commonwealth Public Improvement Series A 5.125% 7/1/31-11                                    250,000            269,720
Southern Arizona Capital Facilities Finance Corporation (University of Arizona Project)
   5.00% 9/1/23-12 (MBIA)                                                                              1,150,000          1,242,886
Yuma Industrial Development Authority Hospital Revenue (Yuma Regional Medical Center)
   5.00% 8/1/31-11 (FSA)                                                                                 250,000            269,110
                                                                                                                            -------
                                                                                                                         11,783,798
                                                                                                                         ----------

Political General Obligation Bonds - 1.17%
DC Ranch Community Facilities 5.00% 7/15/27 (AMBAC)                                                      500,000            523,150
                                                                                                                            -------
                                                                                                                            523,150
                                                                                                                            -------
Primary Education Revenue Bonds - 2.43%
Coconino County Unified School District #8 (Aid Revenue Project of 2004) Series A 5.00% 7/1/15 (MBIA)  1,000,000          1,083,090
                                                                                                                          ---------
                                                                                                                          1,083,090
                                                                                                                          ---------
School District General Obligation Bonds - 17.41%
Maricopa County School District #6 (Washington Elementary School Improvement
   Project of 2001) Series B 5.00% 7/1/17 (FSA)                                                        1,000,000          1,095,830
Maricopa County School District #6 (Washington Elementary) Series A 5.375% 7/1/13 (FSA)                3,000,000          3,327,629
Maricopa County School District #38 (Madison Elementary)
   5.00% 7/1/13 (FSA)                                                                                  1,250,000          1,356,038
   5.00% 7/1/14 (FSA)                                                                                    825,000            899,176
Tempe Union High School District #213 5.00% 7/1/14 (FSA)                                               1,000,000          1,089,910
                                                                                                                          ---------
                                                                                                                          7,768,583
                                                                                                                          ---------
Single Family Housing Revenue Bonds - 2.82%
Phoenix Industrial Development Authority Single Family Statewide
   Series A 5.35% 6/1/20 (GNMA) (FNMA) (FHLMC) (AMT)                                                     540,000            551,853
   Series C 5.30% 4/1/20 (GNMA) (FNMA) (FHLMC) (AMT)                                                     575,000            580,203
Pima County Industrial Development Authority Single Family Mortgage Revenue Series
   A-1 6.125% 11/1/33 (GNMA) (FNMA) (FHLMC) (AMT)                                                        125,000            125,948
                                                                                                                            -------
                                                                                                                          1,258,004
                                                                                                                          ---------
Student Loan Revenue Bonds - 3.58%
Arizona Student Loan Acquisition Authority Revenue Series A-1 5.90% 5/1/24 (AMT)                       1,500,000          1,595,025
                                                                                                                          ---------
                                                                                                                          1,595,025
                                                                                                                          ---------
Territorial General Obligations Bonds - 4.21%
Puerto Rico Commonwealth Public Improvement Series A 5.125% 7/1/31                                       500,000            504,890
Virgin Islands Public Finance Authority Revenue Series A 6.125% 10/1/29 (ACA)                          1,250,000          1,373,350
                                                                                                                          ---------
                                                                                                                          1,878,240
                                                                                                                          ---------
Water & Sewer Revenue Bonds - 5.51%
Phoenix Civic Improvement Corporation Wastewater Systems Revenue Junior Lien
   5.00% 7/1/24 (FGIC)                                                                                 1,590,000          1,675,860
   5.00% 7/1/26 (FGIC)                                                                                   750,000            782,318
                                                                                                                            -------
                                                                                                                          2,458,178
                                                                                                                          ---------
Total Municipal Bonds (cost $65,176,911)                                                                                 68,556,111
                                                                                                                         ----------

Total Market Value of Securities - 153.64%
   (cost $65,176,911)                                                                                                    68,556,111
Receivables and Other Assets Net of Liabilities (See Notes) - 2.39%                                                       1,064,495
Liquidation Value of Preferred Stock - (56.03%)                                                                         (25,000,000)
                                                                                                                        -----------
Net Assets Applicable to 2,982,200 Shares Outstanding - 100.00%                                                         $44,620,606
                                                                                                                        -----------

ss.Pre-Refunded Bonds are municipals that are generally backed or secured by U.S. Treasury bonds. For Pre-Refunded Bonds, the stated maturity is followed by the year in which the bond is pre-refunded. See Note 3 in "Notes."

Summary of Abbreviations:
ACA - Insured by American Capital Access
AMBAC - Insured by the AMBAC Assurance Corporation
AMT - Subject to Alternative Minimum Tax
Assured Gty - Insured by the Assured Guaranty Corporation FHLMC - Insured by the Federal Home Loan Mortgage Corporation FGIC - Insured by the Financial Guaranty Insurance Company FNMA - Insured by Federal National Mortgage Association
FSA - Insured by Financial Security Assurance
GNMA - Insured by Government National Mortgage Association MBIA - Insured by the Municipal Bond Insurance Association RADIAN - Insured by Radian Asset Assurance
XLCA - Insured by XL Capital Assurance

--------------------------------------------------------------------------------

Notes

1. Significant Accounting Policies
The following accounting policies are in accordance with U.S. generally accepted accounting principles and are consistently followed by the Delaware Investments Arizona Municipal Income Fund, Inc. (the "Fund").

Security Valuation - Long-term debt securities are valued by an independent pricing service and such prices are believed to reflect the fair value of such securities. Short-term debt securities having less than 60 days to maturity are valued at amortized cost, which approximates market value. Other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund's Board of Directors. In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures, aftermarket trading or significant events after local market trading (e.g., government actions or pronouncements, trading volume or volatility on markets, exchanges among dealers, or news events).

Federal Income Taxes - The Fund intends to continue to qualify for federal income tax purposes as a regulated investment company and make the requisite distributions to shareholders. Accordingly, no provision for federal income taxes has been made in the financial statements.

Use of Estimates - The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other - Expenses common to all funds within the Delaware Investments(R) Family of Funds are allocated amongst the funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Interest income is recorded on the accrual basis. Discounts and premiums are amortized to interest income over the lives of the respective securities. The Fund declares and pays dividends from net investment income monthly and distributions from net realized gain on investments, if any, annually. In addition, in order to satisfy certain distribution requirements of the Tax Reform Act of 1986, the Fund may declare special year-end dividend and capital gains distributions during November or December to shareholders of record on a date in such month. Such distributions, if received by shareholders by January 31, are deemed to have been paid by the Fund and received by shareholders on the earlier of the date paid or December 31 of the prior year.

2. Investments
At December 31, 2005, the cost of investments for federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. At December 31, 2005, the cost of investments and unrealized appreciation (depreciation) for the Fund were as follows:

Cost of investments                         $65,180,871
                                            -----------
Aggregate unrealized appreciation             3,453,533
Aggregate unrealized depreciation               (78,293)
                                            -----------
Net unrealized appreciation                 $ 3,375,240
                                            -----------

3. Credit and Market Risks
The Fund use leverage in the form of preferred shares. Leveraging may result in a higher degree of volatility because the Fund's net asset value could be more sensitive to fluctuations in short-term interest rates and changes in market value of portfolio securities attributable to the leverage.

The Fund concentrates its investments in securities issued by municipalities. The value of these investments may be adversely affected by new legislation within the state, regional or local economic conditions, and differing levels of supply and demand for municipal bonds. Many municipalities insure repayment for their obligations. Although bond insurance reduces the risk of loss due to default by an issuer, such bonds remain subject to the risk that market value may fluctuate for other reasons and there is no assurance that the insurance company will meet its obligations. These securities have been identified in the Schedule of Investments.

The Fund may invest in inverse floating rate securities ("inverse floaters"), a type of derivative tax-exempt obligation with floating or variable interest rates that move in the opposite direction of short-term interest rates, usually at an accelerated speed. Consequently, the market values of inverse floaters will generally be more volatile than other tax tax-exempt investments. Such securities, if any, are denoted on the Schedule of Investments.

The Fund may invest in advanced refunded bonds, escrow secured bonds or defeased bonds. Under current federal tax laws and regulations, state and local government borrowers are permitted to refinance outstanding bonds by issuing new bonds. The issuer refinances the outstanding debt to either reduce interest costs or to remove or alter restrictive covenants imposed by the bonds being refinanced. A refunding transaction where the municipal securities are being refunded within 90 days or less from the issuance of the refunding issue is known as a "current refunding". "Advance refunded bonds" are bonds in which the refunded bond issue remains outstanding for more than 90 days following the issuance of the refunding issue. In an advance refunding, the issuer will use the proceeds of a new bond issue to purchase high grade interest bearing debt securities which are then deposited in an irrevocable escrow account held by an escrow agent to secure all future payments of principal and interest and bond premium of the advance refunded bond. Bonds are "escrowed to maturity" when the proceeds of the refunding issue are deposited in an escrow account for investment sufficient to pay all of the principal and interest on the original interest payment and maturity dates. Bonds are considered "pre-refunded" when the refunding issue's proceeds are escrowed only until a permitted call date or dates on the refunded issue with the refunded issue being redeemed at the time, including any required premium. Bonds become "defeased" when the rights and interests of the bondholders and of their lien on the pledged revenues or other security under the terms of the bond contract are substituted with an alternative source of revenues (the escrow securities) sufficient to meet payments of principal and interest to maturity or to the first call dates. Escrowed secured bonds will often receive a rating of AAA from Moody's Investors Service, Inc., Standard & Poor's Ratings Group, and/or Fitch due to the strong credit quality of the escrow securities and the irrevocable nature of the escrow deposit agreement.

The Fund may invest up to 15% of its total assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Fund's Board of Directors has delegated to Delaware Management Company the day-to-day functions of determining whether individual securities are liquid for purposes of the Fund's limitation on investments in illiquid assets. At December 31, 2005, no securities have been determined to be illiquid under the Fund's Liquidity procedures.

Item 2.  Controls and Procedures.

         The registrant's principal executive officer and principal financial officer have evaluated the registrant's disclosure controls and procedures within 90 days of the filing of this report and have concluded that they are effective in providing reasonable assurance that the information required to be disclosed by the registrant in its reports or statements filed under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the rules and forms of the Securities and Exchange Commission.

         There were no significant changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter (the registrant's second fiscal half-year in the case of an annual report) that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3.  Exhibits.

         File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)), exactly as set forth below:

                                  CERTIFICATION

I, Jude T. Driscoll, certify that:

1. I have reviewed this report on Form N-Q of Delaware Investments Arizona Municipal Income Fund, Inc.;

2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3. Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

4. The registrant's other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have:

     (a) Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

     (b) Designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

     (c) Evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation; and

     (d) Disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

5. The registrant's other certifying officer(s) and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

     (a) All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

     (b) Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal control over financial reporting.

         Jude T. Driscoll
--------------------------------
By:      Jude T. Driscoll
Title:   Chief Executive Officer
Date:    February 28, 2006

                                  CERTIFICATION

I, Michael P. Bishof, certify that:

1. I have reviewed this report on Form N-Q of Delaware Investments Arizona Municipal Income Fund, Inc.;

2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3. Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

4. The registrant's other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have:

     (a) Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

     (b) Designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

     (c) Evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation; and

     (d) Disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

5. The registrant's other certifying officer(s) and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

     (a) All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

     (b) Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal control over financial reporting.

         Michael P. Bishof
--------------------------------
By:      Michael P. Bishof
Title:   Chief Financial Officer
Date:    February 28, 2006

                                   SIGNATURES

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

DELAWARE INVESTMENTS ARIZONA MUNICIPAL INCOME FUND, INC.

         Jude T. Driscoll
--------------------------------
By:      Jude T. Driscoll
Title:   Chief Executive Officer
Date:    February 28, 2006

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

         Jude T. Driscoll
--------------------------------
By:      Jude T. Driscoll
Title:   Chief Executive Officer
Date:    February 28, 2006

         Michael P. Bishof
--------------------------------
By:      Michael P. Bishof
Title:   Chief Financial Officer
Date:    February 28, 2006